Amortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 40,113	$ 23,169
Intangible assets accumulated amortization	(17,093)	(16,041)
Intangible assets, net	23,020	7,128
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	24,856	9,640
Intangible assets accumulated amortization	(9,564)	(9,343)
Patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	359	359
Intangible assets accumulated amortization	(408)	(152)
Trade Names
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	3,179	2,367
Intangible assets accumulated amortization	(321)	(208)
Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	76	77
Intangible assets accumulated amortization	(48)	(33)
Software
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	11,643	10,726
Intangible assets accumulated amortization	$ (6,752)	$ (6,305)